Equity	9 Months Ended
Jul. 31, 2019
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Equity

NOTE 14:   EQUITY

The following table summarizes the shares issued and outstanding, and treasury shares held as at July 31, 2019 and October 31, 2018.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held
(millions of shares and millions of Canadian dollars)	July 31, 2019		October 31, 2018
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,830.4	$21,221	1,842.5	$20,931
Proceeds from shares issued on exercise of stock options	1.8	97	2.9	152
Shares issued as a result of dividend reinvestment plan	3.8	289	5.0	366
Shares issued in connection with acquisitions[1]	5.0	366	–	–

Purchase of shares for cancellation and other	(21.2)	(251)	(20.0)	(228)
Balance as at end of period – common shares	1,819.8	$21,722	1,830.4	$21,221
Preferred Shares – Class A
Balance as at beginning of year	200.0	$5,000	190.0	$4,750
Shares issued[2],3	32.0	800	30.0	750

Shares redeemed	–	–	(20.0)	(500)
Balance as at end of period – preferred shares[4]	232.0	$5,800	200.0	$5,000
Treasury shares – common[5]
Balance as at beginning of year	2.1	$(144)	2.9	$(176)
Purchase of shares	102.0	(7,528)	110.6	(8,295)

Sale of shares	(103.5)	7,628	(111.4)	8,327
Balance as at end of period – treasury shares – common	0.6	$(44)	2.1	$(144)
Treasury shares – preferred[5]
Balance as at beginning of year	0.3	$(7)	0.3	$(7)
Purchase of shares	5.0	(111)	5.2	(129)

Sale of shares	(5.1)	114	(5.2)	129
Balance as at end of period – treasury shares – preferred	0.2	$(4)	0.3	$(7)
[1]

Includes 4.7 million shares issued for $342 million that form part of the consideration paid for Greystone, as well as 0.3 million shares issued for $24 million as share-based compensation to replace share-based payment awards of Greystone. Refer to Note 8 for a discussion on the acquisition of Greystone.

[2]

Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 22 (the "Series 22 Shares") issued by the Bank on January 28, 2019, at a price of $25 per share, with quarterly non-cumulative cash dividends on these shares, if declared, payable at a per annum rate of 5.20% for the initial period ending April 30, 2024. Thereafter, the dividend rate will reset every five years equal to the then five-year Government of Canada bond yield plus 3.27%. Holders of these shares will have the right to convert their shares into non-cumulative NVCC Floating Rate Preferred Shares, Series 23, subject to certain conditions, on April 30, 2024, and on April 30 every five years thereafter. Holders of the Series 23 Shares will be entitled to receive quarterly floating rate dividends, if declared, at a rate equal to the three-month Government of Canada Treasury Bill yield plus 3.27%. The Series 22 Shares are redeemable by the Bank, subject to regulatory consent, at $25 per share on April 30, 2024, and on April 30 every five years thereafter.

[3]

Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 24 (the "Series 24 Shares") issued by the Bank on June 4, 2019, at a price of $25 per share, with quarterly non-cumulative cash dividends on these shares, if declared, payable at a per annum rate of 5.10% for the initial period ending July 31, 2024. Thereafter, the dividend rate will reset every five years equal to the then five-year Government of Canada bond yield plus 3.56%. Holders of these shares will have the right to convert their shares into non-cumulative NVCC Floating Rate Preferred Shares, Series 25, subject to certain conditions, on July 31, 2024, and on July 31 every five years thereafter. Holders of the Series 25 Shares will be entitled to receive quarterly floating rate dividends, if declared, at a rate equal to the three-month Government of Canada Treasury Bill yield plus 3.56%. The Series 24 Shares are redeemable by the Bank, subject to regulatory consent, at $25 per share on July 31, 2024, and on July 31 every five years thereafter.

[4]

On July 18, 2019, the Bank announced that none of its 20 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 3 (the "Series 3 Shares") would be converted on July 31, 2019, into Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 4. As previously announced on July 2, 2019, the dividend rate for the Series 3 Shares for the 5-year period from and including July 31, 2019, but excluding July 31, 2024, will be 3.681%.

[5]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.

Normal Course Issuer Bid

On June 14, 2019, the Bank announced that the Toronto Stock Exchange (TSX) and OSFI have approved the Bank's previously announced normal course issuer bid (NCIB) to repurchase for cancellation up to 20 million of its common shares.

The Bank's previous NCIB, which was announced on April 19, 2018 and as amended on December 10, 2018, expired on April 12, 2019. The Bank repurchased an aggregate of 30 million common shares under its previous NCIB, at an average price of $74.29 per share for a total amount of $2.2 billion.

During the three months ended July 31, 2019, the Bank repurchased 11.25 million common shares under its NCIB, at an average price of $76.91 per share for a total amount of $865 million. During the nine months ended July 31, 2019, the Bank repurchased an aggregate of 21.25 million common shares under its NCIB and its previous NCIB, at an average price of $74.95 per share, for a total amount of $1.6 billion.

During the year ended October 31, 2018, the Bank repurchased 20 million common shares under its previous NCIB at an average price of $75.07 per share for a total amount of $1.5 billion.

Non-Controlling Interests in Subsidiaries

Redemption of TD CaTS III Securities

On December 31, 2018, TD Capital Trust III, a subsidiary of the Bank, redeemed all of the outstanding TD Capital Trust III Securities – Series 2008 (TD CaTS III) at a price of $1 billion plus the unpaid distribution payable on the redemption date. TD CaTS III were included in Non-controlling interests in subsidiaries on the Interim Consolidated Balance Sheet.